Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
21. Goodwill
Change in goodwill
21. GOODWILL

The change in goodwill for the year ended December 31 is due to the following:

millions of Canadian dollars	2019	2018
Balance, January 1	$6,313	$5,805
Additions	3	-
GBPC impairment charge	(30)	-
Classified as assets held for sale (1)	(148)	-
Change in foreign exchange rate	(303)	508
Balance, December 31	$5,835	$6,313
(1) On March 25, 2019, Emera announced the sale of Emera Maine. Emera Maine’s assets and liabilities are classified as held for sale. Refer to note 4 for further details.